SEGMENTED INFORMATION - Results (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) segment	Nov. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Nov. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
SEGMENTED INFORMATION
Number of primary operating segments | segment	2
Revenue	$ 1,855,000	$ 0	$ 8,973,000	$ 0
Expenses:
Operating expenses	(3,898,000)		(5,352,000)
Exploration	(9,564,000)		(8,097,000)
Evaluation	(18,622,000)		(22,181,000)
General and administrative	(13,760,000)		(12,538,000)
Revenues - supplemental:
Toll milling services-deferred revenue	1,855,000		5,987,000
Long-lived assets:
Property, plant and equipment, Cost	254,946,000		253,505,000
Accumulated depreciation and amortisation [member]
Long-lived assets:
Property, plant and equipment, Cost	(39,341,000)		(35,545,000)		$ (31,962,000)
Mineral properties | Accumulated depreciation and amortisation [member]
Long-lived assets:
Property, plant and equipment, Cost	0		0		$ 0
Segments Operating
SEGMENTED INFORMATION
Revenue	1,855,000		8,973,000
Expenses:
Operating expenses	(3,898,000)		(5,352,000)
Exploration	(9,564,000)		(8,097,000)
Evaluation	(18,622,000)		(22,181,000)
General and administrative	(13,760,000)		(12,538,000)
Total expenses	(45,844,000)		(48,168,000)
Segment income (loss)	(43,989,000)		(39,195,000)
Revenues - supplemental:
Toll milling services-deferred revenue	1,855,000		5,987,000
Uranium concentrate sales			2,986,000
Capital additions:
Property, plant and equipment	3,268,000		7,265,000
Long-lived assets:
Property, plant and equipment, Cost	254,946,000		253,505,000
Property, plant and equipment, Accumulated depreciation	39,340,000		35,545,000
Segments Operating | Plant and Equipment, Cost
Long-lived assets:
Property, plant and equipment, Cost	113,473,000		108,831,000
Segments Operating | Mineral properties
Long-lived assets:
Property, plant and equipment, Cost	180,813,000		180,219,000
Mining | Segments Operating
SEGMENTED INFORMATION
Revenue	1,855,000		8,973,000
Expenses:
Operating expenses	(3,898,000)		(5,352,000)
Exploration	(9,564,000)		(8,097,000)
Evaluation	(18,622,000)		(22,181,000)
General and administrative	(19,000)		(22,000)
Total expenses	(32,103,000)		(35,652,000)
Segment income (loss)	(30,248,000)		(26,679,000)
Revenues - supplemental:
Toll milling services-deferred revenue	1,855,000		5,987,000
Uranium concentrate sales			2,986,000
Capital additions:
Property, plant and equipment	2,165,000		2,634,000
Long-lived assets:
Property, plant and equipment, Cost	249,549,000		248,754,000
Property, plant and equipment, Accumulated depreciation	38,178,000		34,803,000
Mining | Segments Operating | Plant and Equipment, Cost
Long-lived assets:
Property, plant and equipment, Cost	106,914,000		103,338,000
Mining | Segments Operating | Mineral properties
Long-lived assets:
Property, plant and equipment, Cost	180,813,000		180,219,000
Corporate and Other | Segments Operating
SEGMENTED INFORMATION
Revenue	0		0
Expenses:
Operating expenses	0		0
Exploration	0		0
Evaluation	0		0
General and administrative	(13,741,000)		(12,516,000)
Total expenses	(13,741,000)		(12,516,000)
Segment income (loss)	(13,741,000)		(12,516,000)
Revenues - supplemental:
Toll milling services-deferred revenue	0		0
Uranium concentrate sales			0
Capital additions:
Property, plant and equipment	1,103,000		4,631,000
Long-lived assets:
Property, plant and equipment, Cost	5,397,000		4,751,000
Property, plant and equipment, Accumulated depreciation	1,162,000		742,000
Corporate and Other | Segments Operating | Plant and Equipment, Cost
Long-lived assets:
Property, plant and equipment, Cost	6,559,000		5,493,000
Corporate and Other | Segments Operating | Mineral properties
Long-lived assets:
Property, plant and equipment, Cost	$ 0		$ 0